Summary of Significant Accounting Policies and Practices - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 05, 2016 $ / shares
Summary Of Significant Accounting Policies And Practices [Line Items]
Foreign currency translation rate	6.5250				6.5250
Cash and cash equivalents	$ 17,383				¥ 113,423	$ 17,383	¥ 60,871
Restricted cash	1,149				7,500	1,149	25,500
Allowance for doubtful accounts	74			¥ 1,847	¥ 485	$ 127	¥ 833	¥ 2,467
Depreciation expense recorded in cost of goods sold	$ 6,394	¥ 41,722	¥ 41,451	¥ 44,509
Depreciation recorded in cost of goods sold, percent	14.40%	14.40%	37.30%	42.70%
Depreciation recorded in administrative and selling expenses, percent	85.60%	85.60%	62.70%	57.30%
Research and Development Expense	$ 1,749	¥ 11,413	¥ 9,449	¥ 14,553
Value Added Tax Rate	13.00%	13.00%
Net losses	$ (3,006)	¥ (19,610)	¥ (11,363)	¥ 22,172
Common Stock, Par or Stated Value Per Share	$ 0.519008					$ 0.519008			$ 0.519008
Scenario, Previously Reported [Member]
Summary Of Significant Accounting Policies And Practices [Line Items]
Common Stock, Par or Stated Value Per Share									$ 0.129752